Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ (822)	$ (2,596)
Acquired in business combinations	(189)	(140)
Recognised in profit or loss	126,149	1,849
Recognised in other comprehensive income	248
Effects of movement in foreign exchange rates	(823)	65
Ending balance	124,563	(822)
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(3,381)	(2,785)
Recognised in profit or loss	1,556	(838)
Effects of movement in foreign exchange rates	12	242
Ending balance	(1,813)	(3,381)
Intangible assets, excluding goodwill [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(11,315)	(15,337)
Acquired in business combinations	(189)	(342)
Recognised in profit or loss	4,307	4,093
Effects of movement in foreign exchange rates	(42)	271
Ending balance	(7,239)	(11,315)
Trade and other receivables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	43	47
Recognised in profit or loss	876
Effects of movement in foreign exchange rates	(49)	(4)
Ending balance	870	43
Other Current Assets [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	3,015
Effects of movement in foreign exchange rates	22
Ending balance	3,037
Convertible notes [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(2,082)	(4,314)
Recognised in profit or loss	(2,232)	2,232
Ending balance	(4,314)	(2,082)
Employee benefits [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	86	92
Recognised in profit or loss	2,399	1
Recognised in other comprehensive income	248
Effects of movement in foreign exchange rates	(29)	(7)
Ending balance	2,704	86
Other non-current liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	10	23
Recognised in profit or loss	(10)	(11)
Effects of movement in foreign exchange rates		(2)
Ending balance		10
Other Current Liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	1,924
Effects of movement in foreign exchange rates	25
Ending balance	1,949
Lease liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	3,467	2,870
Recognised in profit or loss	325	846
Effects of movement in foreign exchange rates	(25)	(249)
Ending balance	3,767	3,467
Tax losses carry forward [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	12,350	16,808
Acquired in business combinations		202
Recognised in profit or loss	88,179	(4,474)
Effects of movement in foreign exchange rates	(576)	(186)
Ending balance	99,953	$ 12,350
Trade and Other Payables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	1,831
Effects of movement in foreign exchange rates	(6)
Ending balance	1,825
Contract Liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	241
Effects of movement in foreign exchange rates	(1)
Ending balance	240
Others [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	(48)
Effects of movement in foreign exchange rates	5
Ending balance	(43)
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	23,786
Effects of movement in foreign exchange rates	(159)
Ending balance	$ 23,627